Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.84%
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.67%